PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consisted of the following:

	December 31,	December 31,
	2012	2011
Machinery and equipment	$97,383	$86,465
Leasehold improvements	93,664	-
Less: Accumulated depreciation	(31,080)	(5,998)
Property, plant, and equipment, net	$159,967	$80,467